Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (76,990)	¥ (63,046)	¥ (26,771)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	28,099	31,728	34,653
Interest cost on projected benefit obligation	30,210	23,954	20,547
Expected return on plan assets	(100,224)	(95,929)	(83,130)
Amortization of net actuarial loss (gain)	(30,905)	(16,821)	(591)
Amortization of prior service cost	147	(282)	(1,974)
Loss (gain) on settlements and curtailment	(15,807)	(13,754)	(13,659)
Other	141	(203)	(194)
Net periodic benefit cost (income)	(88,339)	(71,307)	(44,348)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	13,354	14,759	13,231
Interest cost on projected benefit obligation	9,303	8,850	8,461
Expected return on plan assets	(12,039)	(12,443)	(10,810)
Amortization of net actuarial loss (gain)	2,243	2,112	1,362
Amortization of prior service cost	(420)	(1,328)	(945)
Loss (gain) on settlements and curtailment	(418)	15	1,803
Other	0	(2,513)	3,939
Net periodic benefit cost (income)	12,023	9,452	17,041
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	77	52	52
Interest cost on projected benefit obligation	1,144	1,266	1,216
Expected return on plan assets	(1,474)	(1,670)	(1,503)
Amortization of net actuarial loss (gain)	23	(89)	1,191
Amortization of prior service cost	(444)	(449)	(426)
Loss (gain) on settlements and curtailment	0	0	0
Other	0	(301)	6
Net periodic benefit cost (income)	¥ (674)	¥ (1,191)	¥ 536